Stock Options, Assumptions Used to Value Stock Options and Warrants Granted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assumptions Used in Determining Fair Value of Stock Options and Warrants Granted [Abstract]
Volatility	88.87%	77.20%	79.80%
Risk-free interest rate	1.88%	1.39%	1.74%
Expected term	6 years	6 years 7 days	6 years 18 days
Dividend rate	0.00%	0.00%	0.00%
Fair value of option on grant date (in dollars per share)	$ 6.93	$ 5.39	$ 5.42